Inventories - Schedule of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Maintenance parts and materials	R$ 442,161	R$ 288,824
Flight attendance and uniforms	9,579	5,768
Provision for loss on inventories	49,153	33,727	R$ 15,935
Total net	R$ 402,587	R$ 260,865